Related parties (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-term benefits
Wages	$ 10	$ 11	$ 10
Direct and indirect benefits	1	1	2
Profit sharing program (“PLR”)	11	11	12
Total short-term benefits	22	23	24
Long-term benefits
Shares based	10	14	18
Severance	3	2	2
Total short and long-term benefits	$ 35	$ 39	$ 44